Other Revenues (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Revenue, Net	€ 35	€ 533	€ 15
Sales of licenses	€ 35	€ 533	€ 15